Segment Reporting	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements [Abstract]
Segment Reporting Disclosure [Text Block]

Note 42 – Segment reporting

The Corporation's corporate structure consists of two reportable segments – Banco Popular de Puerto Rico and Banco Popular North America.

Management determined the reportable segments based on the internal reporting used to evaluate performance and to assess where to allocate resources. The segments were determined based on the organizational structure, which focuses primarily on the markets the segments serve, as well as on the products and services offered by the segments.

Banco Popular de Puerto Rico:

Given that Banco Popular de Puerto Rico constitutes a significant portion of the Corporation's results of operations and total assets at December 31, 2013, additional disclosures are provided for the business areas included in this reportable segment, as described below:

  Commercial banking represents the Corporation's banking operations conducted at BPPR, which are targeted mainly to corporate, small and middle size businesses. It includes aspects of the lending and depository businesses, as well as other finance and advisory services. BPPR allocates funds across business areas based on duration matched transfer pricing at market rates. This area also incorporates income related with the investment of excess funds, as well as a proportionate share of the investment function of BPPR.
  Consumer and retail banking represents the branch banking operations of BPPR which focus on retail clients. It includes the consumer lending business operations of BPPR, as well as the lending operations of Popular Auto and Popular Mortgage. Popular Auto focuses on auto and lease financing, while Popular Mortgage focuses principally on residential mortgage loan originations. The consumer and retail banking area also incorporates income related with the investment of excess funds from the branch network, as well as a proportionate share of the investment function of BPPR.
  Other financial services include the trust and asset management service units of BPPR, the brokerage and investment banking operations of Popular Securities, and the insurance agency and reinsurance businesses of Popular Insurance, Popular Insurance V.I., Popular Risk Services, and Popular Life Re. Most of the services that are provided by these subsidiaries generate profits based on fee income.

Banco Popular North America:

Banco Popular North America's reportable segment consists of the banking operations of BPNA, E-LOAN, Popular Equipment Finance, Inc. and Popular Insurance Agency, U.S.A. BPNA operates through a retail branch network in the U.S. mainland under the name of Popular Community Bank, while E-LOAN supports BPNA's deposit gathering through its online platform. All direct lending activities at E-LOAN were ceased during the fourth quarter of 2008. Popular Equipment Finance, Inc. also holds a running-off loan portfolio as this subsidiary ceased originating loans during 2009. Popular Insurance Agency, U.S.A. offers investment and insurance services across the BPNA branch network.

The Corporate group consists primarily of the holding companies: Popular, Inc., Popular North America, Popular International Bank and certain of the Corporation's investments accounted for under the equity method, including EVERTEC and Centro Financiero BHD, S.A. The Corporate group also includes the expenses of certain corporate areas that are identified as critical to the organization: Finance, Risk Management and Legal.

The accounting policies of the individual operating segments are the same as those of the Corporation. Transactions between reportable segments are primarily conducted at market rates, resulting in profits that are eliminated for reporting consolidated results of operations.

The tables that follow present the results of operations and total assets by reportable segments:

December 31, 2013
	Banco Popular	Banco Popular	Intersegment
(In thousands)	de Puerto Rico	North America	Eliminations
Net interest income	$1,260,537	$280,271	$-
Provision (reversal of provision) for loan losses	616,883	(14,718)	-
Non-interest income	281,894	55,808	-
Amortization of intangibles	7,162	2,721	-
Depreciation expense	38,282	9,237	-
Other operating expenses	943,444	219,493	-
Income tax (benefit) expense	(236,898)	2,795	-
Net income	$173,558	$116,551	$-
Segment assets	$26,883,073	$8,724,784	$(24,609)

December 31, 2013
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (expense)	$1,540,808	$(108,228)	$-	$1,432,580
Provision for loan losses	602,165	398	-	602,563
Non-interest income	337,702	475,663	(2,796)	810,569
Amortization of intangibles	9,883	-	-	9,883
Depreciation expense	47,519	643	-	48,162
Loss on early extinguishment of debt	-	3,388	-	3,388
Other operating expenses	1,162,937	70,997	(2,781)	1,231,153
Income tax benefit	(234,103)	(17,082)	(142)	(251,327)
Net income	$290,109	$309,091	$127	$599,327
Segment assets	$35,583,248	$5,495,498	$(5,329,413)	$35,749,333

December 31, 2012
	Banco Popular	Banco Popular	Intersegment
(In thousands)	de Puerto Rico	North America	Eliminations
Net interest income	$1,199,210	$281,686	$-
Provision for loan losses	356,496	52,041	-
Non-interest income	401,417	56,864	-
Amortization of intangibles	7,351	2,721	-
Depreciation expense	37,321	8,157	-
Loss on early extinguishment of debt	25,196	-	-
Other operating expenses	903,677	225,893	-
Income tax (benefit) expense	(20,245)	3,745	-
Net income	$290,831	$45,993	$-
Segment assets	$27,600,235	$8,651,790	$(31,792)

December 31, 2012
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (expense)	$1,480,896	$(104,750)	$487	$1,376,633
Provision for loan losses	408,537	404	-	408,941
Non-interest income	458,281	76,156	(3,225)	531,212
Amortization of intangibles	10,072	-	-	10,072
Depreciation expense	45,478	1,258	-	46,736
Loss on early extinguishment of debt	25,196	-	-	25,196
Other operating expenses	1,129,570	71,579	(3,121)	1,198,028
Income tax benefit	(16,500)	(9,945)	42	(26,403)
Net income (loss)	$336,824	$(91,890)	$341	$245,275
Segment assets	$36,220,233	$5,308,327	$(5,021,025)	$36,507,535

December 31, 2011
	Banco Popular	Banco Popular	Intersegment
(In thousands)	de Puerto Rico	North America	Eliminations
Net interest income	$1,240,700	$295,602	$-
Provision for loan losses	487,238	88,482	-
Non-interest income	488,459	74,896	-
Amortization of intangibles	6,933	2,721	-
Depreciation expense	37,180	7,665	-
Loss on early extinguishment of debt	693	-	-
Other operating expenses	845,821	237,967	-
Income tax expense	119,819	3,745	-
Net income	$231,475	$29,918	$-
Segment assets	$28,423,064	$8,581,209	$(26,447)

December 31, 2011
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (expense)	$1,536,302	$(101,607)	$650	$1,435,345
Provision for loan losses	575,720	-	-	575,720
Non-interest income	563,355	64,642	(2,571)	625,426
Amortization of intangibles	9,654	-	-	9,654
Depreciation expense	44,845	1,601	-	46,446
Loss on early extinguishment of debt	693	8,000	-	8,693
Other operating expenses	1,083,788	73,415	(3,197)	1,154,006
Income tax expense (benefit)	123,564	(9,145)	508	114,927
Net income (loss)	$261,393	$(110,836)	$768	$151,325
Segment assets	$36,977,826	$5,348,638	$(4,978,032)	$37,348,432

Additional disclosures with respect to the Banco Popular de Puerto Rico reportable segment are as follows:

December 31, 2013
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$493,836	$757,039	$9,662	$-	$1,260,537
Provision for loan losses	180,228	436,655	-	-	616,883
Non-interest (expense) income	(41,362)	224,080	99,243	(67)	281,894
Amortization of intangibles	4	6,837	321	-	7,162
Depreciation expense	16,083	20,981	1,218	-	38,282
Other operating expenses	296,319	578,903	68,289	(67)	943,444
Income tax (benefit) expense	(66,747)	(182,471)	12,320	-	(236,898)
Net income	$26,587	$120,214	$26,757	$-	$173,558
Segment assets	$10,803,992	$18,083,293	$576,299	$(2,580,511)	$26,883,073

December 31, 2012
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$424,467	$762,857	$11,882	$4	$1,199,210
Provision for loan losses	149,597	206,899	-	-	356,496
Non-interest income	19,426	269,190	112,949	(148)	401,417
Amortization of intangibles	13	6,833	505	-	7,351
Depreciation expense	16,840	19,522	959	-	37,321
Loss on early extinguishment of debt	8,037	17,159	-	-	25,196
Other operating expenses	279,358	555,797	68,670	(148)	903,677
Income tax (benefit) expense	(33,068)	(1,460)	14,281	2	(20,245)
Net income	$23,116	$227,297	$40,416	$2	$290,831
Segment assets	$12,770,793	$19,668,009	$632,676	$(5,471,243)	$27,600,235

December 31, 2011
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$501,946	$727,050	$11,600	$104	$1,240,700
Provision for loan losses	356,905	130,333	-	-	487,238
Non-interest income	173,764	209,100	105,632	(37)	488,459
Amortization of intangibles	103	6,175	655	-	6,933
Depreciation expense	16,928	19,297	955	-	37,180
Loss on early extinguishment of debt	693	-	-	-	693
Other operating expenses	257,830	523,423	64,759	(191)	845,821
Income tax expense	38,332	67,678	13,707	102	119,819
Net income	$4,919	$189,244	$37,156	$156	$231,475
Segment assets	$13,643,862	$20,035,526	$1,225,247	$(6,481,571)	$28,423,064

Additional disclosures with respect to the Banco Popular North America reportable segments are as follows:

December 31, 2013
Banco Popular North America
	Banco Popular			Total Banco Popular North
(In thousands)	North America	E-LOAN	Eliminations	America
Net interest income	$277,235	$3,036	$-	$280,271
(Reversal of provision) provision for loan losses	(17,541)	2,823	-	(14,718)
Non-interest income	55,389	419	-	55,808
Amortization of intangibles	2,721	-	-	2,721
Depreciation expense	9,237	-	-	9,237
Other operating expenses	217,053	2,440	-	219,493
Income tax expense (benefit)	4,012	(1,217)	-	2,795
Net income (loss)	$117,142	$(591)	$-	$116,551
Segment assets	$9,453,934	$315,712	$(1,044,862)	$8,724,784

December 31, 2012
Banco Popular North America
				Total Banco
	Banco Popular			Popular North
(In thousands)	North America	E-LOAN	Eliminations	America
Net interest income	$278,228	$3,458	$-	$281,686
Provision for loan losses	36,841	15,200	-	52,041
Non-interest income	53,749	3,115	-	56,864
Amortization of intangibles	2,721	-	-	2,721
Depreciation expense	8,157	-	-	8,157
Other operating expenses	223,069	2,824	-	225,893
Income tax expense	3,745	-	-	3,745
Net income (loss)	$57,444	$(11,451)	$-	$45,993
Segment assets	$9,378,779	$367,362	$(1,094,351)	$8,651,790

December 31, 2011
Banco Popular North America
				Total Banco
	Banco Popular			Popular North
(In thousands)	North America	E-LOAN	Eliminations	America
Net interest income	$294,224	$1,378	$-	$295,602
Provision for loan losses	61,753	26,729	-	88,482
Non-interest income	69,269	5,627	-	74,896
Amortization of intangibles	2,721	-	-	2,721
Depreciation expense	7,665	-	-	7,665
Other operating expenses	229,998	7,969	-	237,967
Income tax expense	3,745	-	-	3,745
Net income (loss)	$57,611	$(27,693)	$-	$29,918
Segment assets	$9,289,507	$418,436	$(1,126,734)	$8,581,209

Geographic Information

(In thousands)	2013	2012	2011
Revenues:[1]
Puerto Rico	$1,838,657	$1,492,796	$1,620,020
United States	325,857	316,906	347,460
Other	78,635	98,143	93,291
Total consolidated revenues	$2,243,149	$1,907,845	$2,060,771

[1] Total revenues include net interest income, service charges on deposit accounts, other service fees, mortgage banking activities, net gain (loss) and valuation adjustments on investment securities, trading account (loss) profit, net (loss) gain on sale of loans and valuation adjustments on loans held-for-sale, adjustments to indemnity reserves on loans sold, FDIC loss share (expense) income and other operating income.

Selected Balance Sheet Information
(In thousands)	2013	2012	2011
Puerto Rico
Total assets	$25,714,758	$26,582,248	$27,410,644
Loans	18,107,764	18,484,977	18,594,751
Deposits	19,730,408	19,984,830	20,696,606
United States
Total assets	$8,897,535	$8,816,143	$8,708,709
Loans	5,839,115	5,852,705	5,845,359
Deposits	6,007,159	6,049,168	6,151,959
Other
Total assets	$1,137,040	$1,109,144	$1,229,079
Loans	759,840	755,950	874,282
Deposits [1]	973,578	966,615	1,093,562
[1] Represents deposits from BPPR operations located in the US and British Virgin Islands.